Debt - Narrative (Details)		7 Months Ended	12 Months Ended			16 Months Ended	19 Months Ended	28 Months Ended
	Aug. 31, 2017 USD ($) subsidiary	Dec. 31, 2018 USD ($)	May 31, 2020	Dec. 31, 2019 USD ($) Day $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 EUR (€)	Jun. 01, 2018 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries | subsidiary	4
Unamortized debt issuance costs		$ 422,000		$ 289,000	$ 422,000	$ 422,000	$ 289,000	$ 289,000
Reclassification of debt to equity, tax effect				1,086,000
Conversion of convertible notes				3,547,000	3,430,000
Noncash interest paid in kind				15,912,000	13,502,000
5.00% / 7.00% Second Lien Notes due August 31, 2022(a)
Debt Instrument [Line Items]
Convertible debt		180,894,000		$ 193,660,000	180,894,000	180,894,000	$ 193,660,000	193,660,000
Redemption Price on Second Lien Notes				100.00%
Noncash interest paid in kind						15,992,000		$ 28,991,000
5.00% / 7.00% Second Lien Notes due August 31, 2022(a) | Minimum
Debt Instrument [Line Items]
Stated interest rate (as a percent)				5.00%			5.00%	5.00%	5.00%
5.00% / 7.00% Second Lien Notes due August 31, 2022(a) | Maximum
Debt Instrument [Line Items]
Stated interest rate (as a percent)				7.00%			7.00%	7.00%	7.00%
Convertible Debt | 5.00% / 7.00% Second Lien Notes due August 31, 2022(a)
Debt Instrument [Line Items]
Aggregate principal amount	$ 164,902,000
Debt term				5 years
Debt conversion price (in dollars per share) | $ / shares				$ 3.77			$ 3.77	$ 3.77
Principal amount for conversion price calculation				$ 1.00			$ 1.00	$ 1.00
Percentage of voting power acquired by a person or group				50.00%			50.00%	50.00%	50.00%
Trading days observation period | Day				20
Noncash interest paid in kind				$ 12,999,000	12,127,000
Convertible Debt | 5.00% / 7.00% Second Lien Notes due August 31, 2022(a) | Minimum
Debt Instrument [Line Items]
Stated interest rate (as a percent)				5.00%			5.00%	5.00%	5.00%
Convertible Debt | 5.00% / 7.00% Second Lien Notes due August 31, 2022(a) | Maximum
Debt Instrument [Line Items]
Stated interest rate (as a percent)				7.00%			7.00%	7.00%	7.00%
Line of Credit | Floating rate Revolving A Credit Facility due February 28, 2022
Debt Instrument [Line Items]
Line of credit		108,488,000		$ 102,000,000	108,488,000	108,488,000	$ 102,000,000	$ 102,000,000
Line of Credit | Revolving A Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate margin (as a percent)				3.00%
Line of Credit | Revolving B Credit Facility
Debt Instrument [Line Items]
Stated interest rate (as a percent)				12.00%			12.00%	12.00%	12.00%
Noncash interest paid in kind		1,375,000		$ 2,913,000			$ 4,288,000
Line of credit		22,875,000		25,788,000	22,875,000	22,875,000	25,788,000	$ 25,788,000
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit capacity | €									€ 6,500,000
Line of credit		$ 5,498,000		$ 2,888,000	5,498,000	$ 5,498,000	$ 2,888,000	$ 2,888,000
Percent of eligible accounts factored for credit facility borrowing				100.00%
Factoring fee percentage				0.16%
Foreign Line of Credit | Euribor
Debt Instrument [Line Items]
Interest rate margin (as a percent)				1.00%
Foreign Line of Credit | LIBOR
Debt Instrument [Line Items]
Interest rate margin (as a percent)				1.00%
Additional Paid-in Capital
Debt Instrument [Line Items]
Reclassification of debt to equity, tax effect					1,208,000
Conversion of convertible notes				$ 3,547,000	$ 3,430,000
Scenario, Forecast | Line of Credit | Floating rate Revolving A Credit Facility due February 28, 2022
Debt Instrument [Line Items]
Fee for early termination or payment reduction (as a percentage)			0.25%
Revolving Credit Facility | Line of Credit | Floating rate Revolving A Credit Facility due February 28, 2022
Debt Instrument [Line Items]
Line of credit capacity	125,000,000
Commitment fee on unused capacity (as a percent)				0.25%
Average daily revolving facility threshold (as a percent)				50.00%
Interest rate during period (as a percent)				5.32%
Fixed charge ratio				1.0			1.0	1.0	1.0
Covenant borrowing threshold				$ 12,500,000
Revolving Credit Facility | Line of Credit | Floating rate Revolving A Credit Facility due February 28, 2022 | Maximum
Debt Instrument [Line Items]
Commitment fee on unused capacity (as a percent)				0.375%
Revolving Credit Facility | Line of Credit | Revolving B Credit Facility
Debt Instrument [Line Items]
Line of credit capacity										$ 25,000,000
A.M. Castle & Co. 2017 Management Incentive Plan | Less: unvested restricted Notes
Debt Instrument [Line Items]
Convertible debt	$ 2,400,000			$ 2,300,000			$ 2,300,000	$ 2,300,000